Cover	Mar. 16, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	AAR CORP. (the "Company") is filing this amendment to its Current Report on Form 8-K filed on March 17, 2023, which reported the appointment of John W. Dietrich to the Company's Board of Directors (the "Board"). At the time of the appointment, the Board had not appointed Mr. Dietrich to any of its committees.
Document Period End Date	Mar. 16, 2023
Entity File Number	1-6263
Entity Registrant Name	AAR CORP.
Entity Central Index Key	0000001750
Entity Tax Identification Number	36-2334820
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One AAR Place
Entity Address, Address Line Two	1100 N. Wood Dale Road
Entity Address, City or Town	Wood Dale,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60191
City Area Code	630
Local Phone Number	227-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member] | NYSE CHICAGO, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	AIR
Security Exchange Name	CHX
Common Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	AIR
Security Exchange Name	NYSE